Pension and Other Benefit Programs - Accumulated Other Comprehensive Loss, Before Tax, not yet Recognized in Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	Sep. 29, 2018	Sep. 30, 2017
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	$ (52)
Net actuarial loss	(4,220)
Total amounts included in AOCI	(4,272)
Prepaid / (accrued) pension cost	1,622
Net balance sheet liability	(2,650)
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(52)
Net actuarial loss	(4,184)
Total amounts included in AOCI	(4,236)
Prepaid / (accrued) pension cost	2,464
Net balance sheet liability	(1,772)	$ (2,207)
Postretirement Medical Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	0
Net actuarial loss	(36)
Total amounts included in AOCI	(36)
Prepaid / (accrued) pension cost	(842)
Net balance sheet liability	$ (878)	$ (1,050)